WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 95.9%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.349%	9/25/35	$113,766	$92,796	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	3.411%	10/25/35	243,556	223,636	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	0.648%	3/25/36	232,271	118,624	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.490%)	0.638%	8/25/35	3,460,000	2,911,835	(b)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	0.898%	10/25/30	797,224	751,183	(b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.852%	6/25/35	1,484,783	233,616	(b)
Alternative Loan Trust, 2005-14 3A1	2.588%	5/25/35	156,212	118,535	(b)
Alternative Loan Trust, 2005-36 4A1	3.239%	8/25/35	277,305	263,522	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	0.648%	10/25/35	748,526	544,114	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.072%	5/25/36	220,326	197,054	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	90,199	59,486
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	75,882	77,313
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	27.807%	9/25/37	479,962	704,842	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	0.328%	6/25/47	1,089,865	916,180	(b)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.146%	1/25/36	812,440	651,689	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	0.948%	3/25/47	12,735,445	569,397	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	1.048%	7/25/46	1,852,674	896,449	(b)(c)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	4.952%	10/25/35	2,220,505	291,394	(b)
Banc of America Funding Corp., 2015-R3 2A2	0.305%	2/27/37	2,625,547	2,163,926	(b)(c)
Banc of America Funding Trust, 2004-C 3A1	3.871%	12/20/34	304,531	291,658	(b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	35,220	33,312	(b)
Banc of America Funding Trust, 2006-F 1A1	4.004%	7/20/36	133,404	132,606	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	1.814%	9/26/45	3,750,000	2,833,002	(b)(c)
Banc of America Funding Trust, 2015-R2 9A2	0.453%	3/27/36	4,518,670	4,115,769	(b)(c)
Banc of America Funding Trust, 2015-R4 4A3	9.027%	1/27/30	12,300,037	5,934,005	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	1.747%	3/25/37	2,002,119	1,857,960	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.561%	3/25/37	$2,437,500	$2,314,021	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	2.811%	3/25/37	1,104,343	1,062,461	(b)(c)
BCAP LLC Trust, 2011-RR2 1A4	3.534%	7/26/36	3,138,236	2,053,354	(b)(c)
Bear Stearns ALT-A Trust, 2005-9 25A1	3.380%	11/25/35	244,063	203,245	(b)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	50,674	48,622	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	4.898%	10/25/27	1,070,000	961,284	(b)(c)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	3.048%	4/25/28	510,000	483,033	(b)(c)
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.352%	6/25/35	7,719,324	1,778,278	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	0.278%	4/25/47	95,886	94,221	(b)(c)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	0.788%	3/25/35	61,963	59,341	(b)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	0.748%	5/25/35	79,220	66,680	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.640%	4/25/35	323,770	260,622	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	0.748%	3/25/35	55,237	45,534	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1mo. USD LIBOR +19.525%)	19.118%	10/25/35	14,335	18,823	(b)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	3.927%	2/20/36	59,287	51,132	(b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	2.207%	2/20/36	119,795	112,101	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.978%	9/25/37	2,791,122	1,875,102	(b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.152%	7/25/36	239,482	175,503	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,604,804	2,714,272	(c)(d)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	3.041%	9/25/34	45,351	43,935	(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	1.464%	8/25/34	21,049	20,404	(b)
Citigroup Mortgage Loan Trust Inc., 2005-51 A5	2.383%	8/25/35	132,308	114,033	(b)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	0.478%	7/25/36	$423,992	$407,145	(b)(c)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	0.698%	5/25/47	379,613	324,489	(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	0.588%	9/25/36	3,788,392	399,430	(b)(c)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	274,316	217,388
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	19.127%	7/27/36	425,707	580,843	(b)(c)
CSMC Trust, 2010-18R 6A5	3.557%	9/28/36	1,178,537	1,220,824	(b)(c)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	0.315%	10/27/36	4,377,154	3,774,014	(b)(c)
CSMC Trust, 2015-2R 7A2	3.065%	8/27/36	3,434,111	2,737,786	(b)(c)
CSMC Trust, 2017-RPL1 B1	3.063%	7/25/57	3,052,442	2,307,945	(b)(c)
CSMC Trust, 2017-RPL1 B2	3.063%	7/25/57	3,501,991	2,391,545	(b)(c)(d)
CSMC Trust, 2017-RPL1 B3	3.063%	7/25/57	2,977,486	1,640,315	(b)(c)
CSMC Trust, 2017-RPL1 B4	3.063%	7/25/57	3,348,580	566,704	(b)(c)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	0.432%	2/15/34	50,480	48,025	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	21,970	15,906	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	9.039%	4/15/36	217,880	45,013	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	15.716%	4/15/36	207,656	72,781	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	10.650%	4/15/36	73,197	24,363	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	7.331%	4/15/36	265,983	61,919	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,213,562	1,062,430	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.776%	9/25/55	28,892,304	2,729,710	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	198,620,912	778,197	(b)(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	$11,432,101	$1,339,073	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.000%	8/25/56	19,443,233	1,937,907	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	482,301,865	1,408,804	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	673,644	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	3.117%	8/25/59	4,097,883	2,163,257	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.648%	10/25/28	494,993	573,179	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	11.398%	12/25/28	1,030,462	1,190,630	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	8.748%	3/25/29	1,578,456	1,601,225	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	11.398%	10/25/29	1,775,616	1,678,821	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	11.148%	10/25/48	3,000,000	2,741,160	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.898%	4/25/43	5,585,470	5,474,369	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	10.648%	2/25/47	3,530,000	3,391,547	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.473%	11/25/48	4,860,901	3,281,516	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA1 B2 (1 mo. USD LIBOR + 10.750%)	10.898%	1/25/49	1,500,000	1,432,469	(b)(c)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1mo. USD LIBOR + 6.150%)	6.002%	12/25/42	$2,563,431	$527,634	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	11.898%	8/25/28	1,868,766	2,223,441	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	12.398%	9/25/28	2,341,650	2,842,539	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	11.898%	10/25/28	1,654,810	1,973,733	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.398%	1/25/29	2,624,040	2,991,651	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.398%	4/25/29	3,527,237	3,810,306	(b)(c)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	2.841%	8/25/35	480,111	431,988	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	86,325	51,834
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.465%	3/20/23	24,555	24,598	(b)(c)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.852%	4/25/35	2,022,599	358,109	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	51,745	59,799	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	350,928	369,767	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	3.347%	2/25/36	16,359	8,362	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	0.648%	5/25/36	3,500,000	1,412,024	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.307%	1/25/37	116,152	95,091	(b)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	0.868%	10/25/34	254,877	241,099	(b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.242%	1/25/36	70,754	62,265	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	2.954%	1/25/35	55,198	53,471	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.177%	9/25/35	$54,617	$52,129	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.371%	5/25/36	199,753	170,058	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.316%	6/25/36	280,573	287,102	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	3.530%	6/25/36	358,233	320,646	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.585%	3/25/37	274,041	266,638	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	750,640	614,319
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	47,824	49,711
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	19,256	19,966
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	0.648%	8/25/37	2,322,521	818,820	(b)
Legacy Mortgage Asset Trust, 2019-GS2 A2	4.250%	1/25/59	4,520,000	3,968,628	(c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	5.252%	7/25/36	5,146,056	1,473,140	(b)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	5.202%	11/25/36	4,873,607	1,164,684	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	0.328%	11/25/36	3,568,099	1,906,149	(b)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.002%	11/25/36	5,203,064	1,651,188	(b)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	0.478%	6/25/37	2,839,103	337,578	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.170%)	0.318%	12/25/36	541,464	470,735	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.312%	10/25/34	51,408	51,938	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.358%	4/25/46	197,125	177,150	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	57,552	53,360	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	3.668%	3/25/36	486,767	326,665	(b)
Morgan Stanley ABS Capital I Trust Inc., 2003-NC10 M2 (1 mo. USD LIBOR + 2.700%)	2.848%	10/25/33	16,850	16,494	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.288%	6/25/36	231,242	78,930	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.230%)	0.378%	2/25/37	1,751,579	729,395	(b)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.157%	11/25/37	$467,040	$423,155	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	1.881%	12/27/46	917,759	759,171	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	1.213%	11/25/34	478,095	477,444	(b)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	40,518,376	508,992	(b)(c)
Nomura Resecuritization Trust, 2014-5R 1A9	6.719%	6/26/35	1,747,602	1,723,536	(b)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.896%	5/27/23	2,314,479	2,190,517	(b)(c)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	0.778%	11/25/35	2,112,385	1,767,218	(b)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	0.688%	8/25/31	725,366	644,266	(b)
Radnor RE Ltd., 2020-1 M2B (1 mo. USD LIBOR + 2.250%)	2.398%	2/25/30	2,345,000	1,907,688	(b)(c)
RALI Trust, 2005-QA3 CB4	3.835%	3/25/35	1,348,439	788,602	(b)
RALI Trust, 2006-QA1 A11	4.220%	1/25/36	326,749	268,034	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.180%)	0.328%	5/25/36	233,630	213,544	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.220%)	0.368%	2/25/46	188,859	54,402	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.130%)	0.278%	2/25/37	114,402	115,489	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 2.025%)	2.173%	4/25/34	932,154	843,296	(b)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	233,372	229,039
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	346,776	247,409
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	0.498%	1/25/37	2,793,117	506,026	(b)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	2,909,176	2,936,722	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	535,780	406,687
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	167,539
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,686,500	989,427

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Residential Asset Securitization Trust, 2005-A7 A2, IO (-1.000 x 1 mo. USD LIBOR + 7.250%)	7.102%	6/25/35	$1,700,110	$563,285	(b)
Residential Asset Securitization Trust, 2005- A13 1A3 (1 mo. USD LIBOR + 0.470%)	0.618%	10/25/35	96,387	68,475	(b)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	0.648%	4/25/36	1,522,019	490,054	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.352%	4/25/36	3,154,444	791,987	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	231,448	186,354
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	5.252%	9/25/36	3,673,387	563,097	(b)
RFMSI Trust, 2006-SA2 4A1	5.353%	8/25/36	109,949	92,789	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	0.648%	6/25/37	1,566,979	1,216,002	(b)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.352%	6/25/37	1,566,979	253,891	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	3.396%	12/25/34	245,928	236,712	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.857%	3/25/35	128,149	117,305	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 5A	3.672%	3/25/35	31,849	30,724	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	3.425%	4/25/35	58,155	56,879	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	3.898%	9/25/34	297,405	274,838	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.220%)	0.368%	5/25/46	551,707	285,553	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	3.540%	10/20/35	15,591	14,606	(b)
WaMu Mortgage Pass-Through Certificates Trust,2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	22.740%	10/25/35	174,627	250,840	(b)
WaMu Mortgage Pass-Through Certificates Trust,2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	34.847%	11/25/35	59,686	131,053	(b)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	1.048%	11/25/35	$110,751	$93,034	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.530%)	0.678%	1/25/45	1,542,380	1,027,120	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	0.638%	10/25/45	170,798	164,699	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.400%)	0.548%	11/25/45	717,555	451,686	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	0.248%	12/25/36	367,355	247,392	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	3.333%	12/25/36	180,217	169,986	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR +5.460%)	5.312%	3/25/37	2,266,479	361,399	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $141,418,083)				150,685,374

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 27.0%
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.052%	4/15/34	2,000,000	1,713,989	(b)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	923,652	411,314
CSMC Trust, 2014-USA F	4.373%	9/15/37	2,720,000	1,755,793	(c)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	4.502%	7/15/32	1,620,000	1,212,827	(b)(c)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.502%	7/15/32	3,300,000	2,055,270	(b)(c)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	3,000,000	2,762,608	(c)
CSMC Trust, 2020-LOTS A (1 mo. USD LIBOR + 0.750%)	4.725%	7/15/22	2,000,000	2,017,738	(b)(c)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,219,504	(c)
FRESB Mortgage Trust, 2018-SB48 B	3.795%	2/25/38	3,853,232	2,908,591	(b)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	13,986	13,612	(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	81,011	56,059
GS Mortgage Securities Trust, 2007-GG10 AJ	6.015%	8/10/45	2,359,352	1,032,473	(b)
GS Mortgage Securities Trust, 2019-SMP G (1 mo. USD LIBOR + 4.250%)	4.402%	8/15/32	1,500,000	942,654	(b)(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	$296,675	$142,404	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.068%	2/12/49	330,757	174,607	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.711%	2/15/51	78,554	73,878	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.360%	6/15/35	3,000,000	2,333,184	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	3.952%	7/15/34	1,814,912	1,628,053	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT D (1 mo. USD LIBOR + 6.550%)	6.702%	7/15/34	907,456	738,999	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	13,611,838	218,786	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.402%	12/15/36	1,520,000	1,268,753	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.902%	12/15/36	1,520,000	1,204,000	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.152%	1/16/37	760,000	644,383	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. USD LIBOR + 4.000%)	4.152%	1/16/37	760,000	626,902	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	76,429	44,884	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.072%	9/12/49	216,907	82,965	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.072%	9/12/49	50,540	19,326	(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	4,834	4,832
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.467%	12/12/49	135,679	82,900	(b)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	4.402%	8/15/34	1,203,672	1,177,900	(b)(c)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,100,000	1,735,747	(b)(c)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Multifamily CAS Trust, 2019-01 CE (1 mo. USD LIBOR + 8.750%)	8.898%	10/15/49	$2,500,000	$2,089,204	(b)(c)
Multifamily CAS Trust, 2020-01 CE (1 mo. USD LIBOR + 7.500%)	7.648%	3/25/50	1,500,000	1,289,088	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,900,000	1,673,191	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	950,000	775,087	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.511%	4/18/24	1,280,000	1,258,822	(b)(c)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	3.652%	11/15/27	1,000,000	140,175	(b)(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.552%	11/15/27	1,600,000	160,400	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.180%)	3.339%	11/11/34	1,012,600	855,103	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 3.952%)	4.111%	11/11/34	769,576	611,320	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	6.509%	11/11/34	2,430,241	1,753,968	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	9.959%	11/11/34	1,620,161	1,147,100	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000	213,350	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,149,979	167,248	(b)(c)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $57,421,081)				42,438,991

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 6.6%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	1,400,000	1,368,580	(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/7/49	2,000,000	1,745,014	(c)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	1,188,152
BCMSC Trust, 1998-B A	6.530%	10/15/28	412,513	430,159	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	151,746	152,255	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	$1,150,000	$1,162,667	(b)(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	155,184	43,862	(c)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	1,315
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	925,941	(c)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	1,546,860	(c)
TES LLC, 2017-1A B	7.740%	10/20/47	1,500,000	1,377,540	(c)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.295%	6/7/30	400,000	347,605	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $13,673,413)				10,289,950

			FACE AMOUNT
CORPORATE BONDS & NOTES - 0.3%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Pass-Through Trust (Cost - $486,245)	9.350%	1/10/23	479,444	487,613	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $212,998,822)				203,901,928

			SHARES
SHORT-TERM INVESTMENTS - 5.5%
Dreyfus Government Cash Management, Institutional Shares (Cost - $8,547,357)	0.019%		8,547,357	8,547,357

TOTAL INVESTMENTS - 135.3% (Cost - $221,546,179)				212,449,285
Liabilities in Excess of Other Assets - (35.3)%				(55,373,583)

TOTAL NET ASSETS - 100.0%				$157,075,702

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Credit Suisse	2.750%	9/28/2020	10/28/2020	$1,308,000	Commercial Mortgage- Backed Securities	$2,017,738
Credit Suisse	3.250%	9/28/2020	10/28/2020	5,119,000	Residential Mortgage-Backed Securities	8,674,194
Credit Suisse	3.250%	9/28/2020	10/28/2020	3,456,000	Residential Mortgage- Backed Securities	4,572,232

				$9,883,000		$15,264,164

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	162	12/20	$20,391,772	$20,417,063	$25,291
U.S. Treasury Ultra 10-Year Notes	18	12/20	2,881,578	2,878,594	(2,984)
U.S. Treasury Ultra Long-Term Bonds	53	12/20	11,874,639	11,756,062	(118,577)

					(96,270)

Contracts to Sell:
U.S. Treasury 2-Year Notes	35	12/20	7,731,648	7,733,633	(1,985)
U.S. Treasury Long-Term Bonds	65	12/20	11,548,996	11,458,281	90,715

					88,730

Net unrealized depreciation on open futures contracts					$(7,540)

At September 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.8 Index)	$500,000	10/17/57	3.000% Monthly	$(140,837)	$(22,231)	$(118,606)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	$500,000	8/17/61	3.000% Monthly	$118,138	$41,643	$76,495

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). At the Fund’s Special Meeting of Stockholders held on December 13, 2019, stockholders approved the proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on March 1, 2022. The conversion became effective on January 2, 2020. On April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

16

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

17

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$150,685,374	—	$150,685,374
Commercial Mortgage-Backed Securities	—	42,438,991	—	42,438,991
Asset-Backed Securities	—	10,289,950	—	10,289,950
Corporate Bonds & Notes	—	487,613	—	487,613

Total Long-Term Investments	—	203,901,928	—	203,901,928

Short-Term Investments†	$8,547,357	—	—	8,547,357

Total Investments	$8,547,357	$203,901,928	—	$212,449,285

Other Financial Instruments:
Futures Contracts	$116,006	—	—	$116,006
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	$118,138	—	118,138

Total Other Financial Instruments	$116,006	$118,138	—	$234,144

Total	$8,663,363	$204,020,066	—	$212,683,429

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$123,546	—	—	$123,546
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	$140,837	—	140,837

Total	$123,546	$140,837	—	$264,383

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

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